United States Securities and Exchange Commission
Washington, DC 20549
Form N-PX
Annual Report of Proxy Voting Record of Registered Management Investment Company
Investment Company Act File Number: 811-21552
J.P. Morgan Multi-Strategy Fund, LLC
270 Park Avenue -25th Floor, New York, NY 10017
Leonard F. Wallace
c/o J. P. Morgan Alternative Asset Management, Inc.
270 Park Avenue -24th Floor
New York, NY 10017
Registrant’s Telephone Number: (212)-648-2631
Date of fiscal year end: March 31
Date of reporting period: June 30, 2010

	B
A	Meeting Date	C	D	E
Company Name	(yyyy mm dd)	Ticker	Cusip No.	Agenda Item Description
Black Bear Fund I, LP	20090815	N/A	N/A	Consent to maintain holdings in the Fund and to new withdrawal terms.

Centar Investment Group	20091019	N/A	N/A	Consent to a new GP, new Fund Administrator and amending LPA.

D.E. Shaw Oculus Fund LLC.	20091116	N/A	N/A	Consent to special withdrawal for investors for 1/31/10 in exchange for a waiver of future withdrawal rights.

Brevan Howard Fund, Ltd.	20100126	N/A	N/A	Changes to the Fund’s investment objective, increase in management fee and a reduction in the withdrawal fee.

DKR Soundshore Oasis Fund	20100318	N/A	N/A	Approve suspension of redemptions independently of the suspension of NAV calculation and approve same change in Articles of Association.

Value Act Capital	20100419	N/A	N/A	Approve new Offering Memorandum.

	F	G	H
A	Management or Shareholder	Management Recommendation	Fund Vote:
Company Name	Proposal	For or Against	(For, Against, Abstain)
Black Bear Fund I, LP	Mgmt	For	For
Centar Investment Group	Mgmt	For	For
D.E. Shaw Oculus Fund LLC	Mgmt	For	For
Brevan Howard Fund, Ltd.	Mgmt	For	Abstain
DKR Soundshore Oasis Fund	Mgmt	For	For
Value Act Capital	Mgmt	For	For

Signature

Signature
Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: J.P. Morgan Multi-Strategy Fund, LLC

By:	/s/ Leonard F. Wallace Chief Compliance Officer Signature Title
Date: August 23, 2010